Restructuring (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
The following table presents the activity in the obsolescence reserve:

	December 31,
($ in millions)	2023	2022	2021
Balance at beginning of year	(22)	(28)	(43)
Provisions, net	(10)	(2)	(1)
Amounts written off	14	7	11
Other	—	1	4
Balance at end of year	(18)	(22)	(28)
The following table presents the activity in the restructuring liabilities for the above plan for the years ended December 31, 2023 and December 31, 2022:

($ in millions)	Severance and Related Employee Costs	Other	Total
Balance at December 31, 2021	12	1	13
2021 Italian workforce redundancies plan expense, net	7	—	7
Payments	(4)	(1)	(4)
Reversals of expense and other	(2)	—	(2)
Balance at December 31, 2022	14	—	14
2021 Italian workforce redundancies plan expense, net	13	—	13
Payments	(5)	—	(5)
Reversals of expense and other	1	—	1
Balance at December 31, 2023	22	—	22

Schedule of Restructuring Expense by Segment and Type of Cost
The following table summarizes consolidated restructuring expense by segment and type of cost:

	For the year ended December 31, 2023
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	9	—	9
Global Gaming	—	—	—
PlayDigital	—	—	—
Corporate and Other	4	—	4
Total	13	—	13

	For the year ended December 31, 2022
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	6	—	6
Global Gaming	(1)	—	(1)
PlayDigital	—	—	—
Corporate and Other	1	—	1
Total	6	—	6

	For the year ended December 31, 2021
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	8	—	8
Global Gaming	(3)	(1)	(4)
PlayDigital	(1)	—	(1)
Corporate and Other	2	—	2
Total	6	(1)	6